Provisions - Schedule of main categories of plan assets, Other Foreign Subsidiaries (Details) - Other foreign subsidiaries	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity instruments
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	13.00%	11.00%	11.00%
Debt securities
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	79.00%	83.00%	83.00%
Investment property
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	1.00%	1.00%	1.00%
Other
Disclosure of net defined benefit liability (asset) [line items]
Plan assets as a percentage of total plan assets	7.00%	5.00%	5.00%